Taxation (Deferred Tax, Narrative) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
TAXATION [Abstract]
Net operating losses from PRC entities available to offset against future net profit for income tax purposes	$ 73,555
Deferred tax assets generated from net operating losses offset by a valuation allowance	$ 12,788